Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accrued utilities and related expenses (Notes 24 and 27)	₱ 61,407	₱ 63,731
Contract liabilities and unearned revenues (Note 5)	10,689	9,499
Accrued taxes and related expenses (Note 26)	5,943	9,445
Accrued employee benefits and other provisions (Note 27)	5,510	6,615
Accrued interests and other related costs (Note 28)	2,157	1,868
Others	3,044	2,387
Accrued expenses and other current liabilities	₱ 88,750	₱ 93,545